Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities
Marketable Securities

5. Marketable Securities

Marketable securities consist of the following:

	June 30, 2026
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$4,831	$—	$(3)	$4,828
Total	$4,831	$—	$(3)	$4,828

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$15,818	$19	$(1)	$15,836
Total	$15,818	$19	$(1)	$15,836

The Company uses the specific identification method when calculating realized gains and losses. There were no realized gains or losses on available-for-sale securities for the three months ended June 30, 2026 and a $1 thousand gain on available-for-sale securities for the six months ended June 30, 2026. The Company did not realize any gains or losses on available-for-sale securities for the three and six months ended June 30, 2025.

The Company reviewed all investments which were in a loss position at the respective balance sheet dates, as well as the remainder of the portfolio. As of June 30, 2026, the Company had investments with a total fair market value of $4.8 million in an immaterial unrealized loss position, of which none were in a continuous unrealized loss position for more than twelve months. The Company analyzed the unrealized losses and determined that market conditions were the primary factor driving these changes, and such unrealized losses are temporary as the Company anticipates a full recovery of the amortized cost basis of these securities at maturity. After analyzing the securities in an unrealized loss position, the portion of these losses that relates to changes in credit quality is insignificant. Furthermore, the Company does not believe that these securities expose the Company to undue market risk or counterparty credit risk.

The following table summarizes maturities of the Company’s investments available-for-sale as of June 30, 2026:

	June 30, 2026
		Fair
(in thousands)	Cost	Value
Maturities:
Within 1 year	$4,831	$4,828
Total investments available-for-sale	$4,831	$4,828

The Company has elected to report interest receivable from its marketable securities with prepaid expenses and other current assets on its balance sheet. Interest receivable included in prepaid expenses and other current assets totaled $0.1 million and $0.3 million as of June 30, 2026 and December 31, 2025, respectively.

5. Marketable Securities

Marketable securities consist of the following:

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$15,818	$19	$(1)	$15,836
Total	$15,818	$19	$(1)	$15,836

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in thousands)	Cost	Gain	Loss	Fair Value
Corporate bonds	$32,515	$22	$(20)	$32,517
U.S. Treasury and Government agencies	8,375	2	—	8,377
Total	$40,890	$24	$(20)	$40,894

The Company uses the specific identification method when calculating realized gains and losses. The Company did not realize any gains or losses on available-for-sale securities for the years ended December 31, 2025 and 2024.

The Company reviewed all investments which were in a loss position at the respective balance sheet dates, as well as the remainder of the portfolio. As of December 31, 2025, the Company had one investment with a total fair market value of $2.2 million in an immaterial loss position which was not in a continuous unrealized loss position for more than twelve months. The Company analyzed the unrealized loss and determined that market conditions were the primary factor driving the change, and such unrealized loss is temporary as the Company anticipates a full recovery of the amortized cost basis of this security at maturity. After analyzing the security in an unrealized loss position, the portion of the loss that relate to changes in credit quality is insignificant. The Company does not intend to sell this security, nor is it more likely than not that the Company will be required to sell it prior to the end of its contractual term. Furthermore, the Company does not believe that this security exposes the Company to undue market risk or counterparty credit risk.

The following table summarizes maturities of the Company’s investments available-for-sale as of December 31, 2025:

	December 31, 2025
		Fair
(in thousands)	Cost	Value
Maturities:
Within 1 year	$14,593	$14,607
Over 1 year	1,225	1,229
Total investments available-for-sale	$15,818	$15,836

The Company has classified all of its investments available-for-sale, including those with maturities beyond one year, as current assets on the accompanying balance sheets based on the highly liquid nature of these investment securities and because these investment securities are considered available for use in current operations.

The Company has elected to report interest receivable from its marketable securities with prepaid expenses and other current assets on its balance sheet. Interest receivable included in prepaid expenses and other current assets totaled $0.1 million and $0.3 million as of December 31, 2025 and 2024, respectively.